UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09917

SENTINEL VARIABLE PRODUCTS TRUST
(Exact name of registrant as specified in charter)

National Life Drive, Montpelier, Vermont			05604
(Address of principal executive offices)			(Zip code)

Sentinel Asset Management, Inc. National Life Drive, Montpelier, Vermont 05604
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(802) 229-3113

Date of fiscal year end:	December 31, 2013

Date of reporting period:	June 30, 2013

item 1. Semi-Annual Report

Semi-Annual Report

June 30, 2013

Sentinel Variable Products
Balanced Fund

Sentinel Variable Products
Bond Fund

Sentinel Variable Products
Common Stock Fund

Sentinel Variable Products
Mid Cap Fund

Sentinel Variable Products
Small Company Fund

A Standard of Stewardship www.sentinelinvestments.com

Page intentionally left blank.

Table of Contents

4	Message to Shareholders

5	Understanding your Sentinel Funds Financial Statements

6	Sentinel Variable Products Balanced Fund

8	Sentinel Variable Products Bond Fund

10	Sentinel Variable Products Common Stock Fund

12	Sentinel Variable Products Mid Cap Fund

14	Sentinel Variable Products Small Company Fund

16	Statement of Assets and Liabilities

18	Statement of Operations

20	Statement of Changes in Net Assets

22	Financial Highlights

24	Notes to Financial Statements

31	Actual and Hypothetical Expenses for Comparison Purposes

32	Trustees & Officers

Message to Shareholders

Thomas H. Brownell

President and Chief Executive Officer

Sentinel Asset Management, Inc.

Dear Shareholders,

On June 19, 2013, Christian Thwaites stepped down as president and chief executive officer of Sentinel Asset Management, Inc. after having served admirably in that capacity since 2005. We are grateful for his contributions to Sentinel and wish him the best as he pursues new opportunities.

I am very excited to take on the leadership role at Sentinel. Sentinel is a strong organization with great people. I have worked closely with them, many for more than 20 years.

Since joining National Life in 1992, I have been fortunate to be part of a dedicated and dynamic team, first as a bond portfolio manager, then as head of fixed income, and since 2005, as National Life Group’s chief investment officer, a position I still hold. I am eager to continue our work together as we move forward with shared vision and purpose.

While our leadership may have changed, who we are as an organization has not. You, our shareholders, continue to come first and our disciplined investment approach remains solid, with a focus on:

• fundamental research and analysis as drivers of security selection;

• close attention to risk management;

• an understanding of macro market-movers; and

• a long-term perspective.

At our core, we continue to be an asset management company committed to serving as steadfast stewards of our investors’ capital. This is still the Sentinel standard.

/s/ Thomas H. Brownell

This article contains the current opinions of the author but not necessarily those of Sentinel Investments. The author’s opinions are subject to change without notice. This article is distributed for informational purposes only. Forecasts, estimates, and certain information contained herein are based upon proprietary research and should not be considered as investment advice or a recommendation of any particular security, strategy or investment product. Information contained herein has been obtained from sources believed to be reliable, but not guaranteed.

Understanding your Sentinel Funds Financial Statements

1 Schedule of Investments

This schedule shows you which investments your fund owned on the last day of the reporting period. The schedule includes:

• a list of each investment

• the number of shares/par amount of each stock, bond or short-term note

• the market value of each investment

• the percentage of investments in each industry

• the percent and dollar breakdown of each category

2 Statement of Assets and Liabilities

This statement details what the fund owns (assets), what it owes (liabilities), and its net assets as of the last day of the period. If you subtract what the fund owes from what it owns, you get the fund’s net assets. For each class of shares, the net assets divided by the total number of shares outstanding gives you the price of an individual share, or the net asset value per share.

Net assets are also broken down by capital (money invested by shareholders); net investment income not yet paid to shareholders or net investment losses, if any; net gains earned on investments but not yet paid to shareholders or net losses on investments (known as realized gains or losses); and finally gains or losses on securities still owned by the fund (known as unrealized appreciation or depreciation). This breakdown tells you the value of net assets that are performance-related, such as investment gains or losses, and the value of net assets that are not related to performance, such as shareholder investments and redemptions.

3 Statement of Operations

This statement breaks down how each fund’s net assets changed during the period as a result of the fund’s operations. It tells you how much money the fund made or lost after taking into account income, fees and expenses, and investment gains or losses. It does not include shareholder transactions and distributions. Fund operations include:

• income earned from investments

• management fees and other expenses

• gains or losses from selling investments (known as realized gains or losses)

• gains or losses on current fund holdings (known as unrealized appreciation or depreciation)

4 Statement of Changes in Net Assets

This statement shows how each fund’s net assets changed over the past two reporting periods. It details how much a fund grew or shrank as a result of:

• operations — a summary of the Statement of Operations for the most recent period

• distributions — income and gains distributed to shareholders

• capital share transactions — shareholders’ purchases, reinvestments, and redemptions

Net assets at the beginning of the period plus the sum of operations, distributions to shareholders and capital share transactions result in net assets at the end of the period.

5 Financial Highlights

This statement itemizes current period activity and statistics and provides comparison data for the last five fiscal years (or less if the fund or class is not five years old). On a per-share basis, it includes:

• share price at the beginning of the period

• investment income and capital gains or losses

• income and capital gains distributions paid to shareholders

• share price at the end of the period

It also includes some key statistics for the period:

• total return — the overall percentage return of the fund, assuming reinvestment of all distributions

• expense ratio — operating expenses as a percentage of average net assets

• net income ratio — net investment income as a percentage of average net assets

• portfolio turnover — the percentage of the portfolio that was replaced during the period

Sentinel Variable Products Balanced Fund

(Unaudited)

Fund Profile

at June 30, 2013

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Common Stocks	63.4%
U.S. Government Obligations	26.1%
Foreign Stocks & ADR’s	2.1%
Cash and Other	8.4%

Top 10 Equity Holdings*

Description	Percent of Net Assets
Int’l. Business Machines Corp.	1.6%
United Technologies Corp.	1.5%
Microsoft Corp.	1.4%
Honeywell Int’l., Inc.	1.3%
American Express Co.	1.2%
ExxonMobil Corp.	1.2%
Noble Energy, Inc.	1.2%
Schlumberger Ltd.	1.2%
Canadian National Railway Co.	1.2%
General Electric Co.	1.2%
Total of Net Assets	13.0%

Top Fixed Income Holdings*

Description	Coupon	Maturity Date	Percent of Net Assets
FNR 10-155 PC	4.00%	02/25/40	7.0%
FHR 3829 PE	4.50%	03/15/41	5.6%
FHLMC C03764	3.50%	02/01/42	4.4%
FHR 3793 AB	3.50%	01/15/26	3.4%
FHLMC G08505	3.00%	09/01/42	3.0%
FNMA AE0218	4.50%	08/01/40	2.7%
Total of Net Assets			26.1%

Average Effective Duration (for all Fixed Income Holdings) 7.3 years**

*“Top 10 Equity Holdings” and “Top Fixed Income Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

** The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the fund’s price due to changes in interest rates.

Investment in Securities

at June 30, 2013 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 26.1%

U.S. Government Agency Obligations 26.1%
Federal Home Loan Mortgage Corporation 16.4%

Collateralized Mortgage Obligations:
FHR 3793 AB
3.5%, 01/15/26	500 M	$522,815
FHR 3829 PE
4.5%, 03/15/41	780 M	853,763
		1,376,578

Mortgage-Backed Securities:
30-Year:
FHLMC C03764
3.5%, 02/01/42	652 M	662,398
FHLMC G08505
3%, 09/01/42	474 M	463,271
		1,125,669

Total Federal Home Loan Mortgage Corporation		2,502,247

Federal National Mortgage Association 9.7%
Collateralized Mortgage Obligations:
FNR 10-155 PC
4%, 02/25/40	1,000 M	1,066,045
Mortgage-Backed Securities:
30-Year:
FNMA AE0218
4.5%, 08/01/40	391 M	413,778
Total Federal National Mortgage Association		1,479,823
Total U.S. Government Obligations (Cost $4,097,171)		3,982,070

	Shares
Domestic Common Stocks 63.4%
Consumer Discretionary 5.1%
Comcast Corp.	3,000	119,010
Gap, Inc.	2,500	104,325
McDonald’s Corp.	1,000	99,000
Nike, Inc.	1,000	63,680
Omnicom Group, Inc.	1,500	94,305
Time Warner Cable, Inc.	1,000	112,480
Time Warner, Inc.	1,500	86,730
TJX Cos., Inc.	2,000	100,120
		779,650
Consumer Staples 4.9%
Altria Group, Inc.	2,000	69,980
CVS Caremark Corp.	1,500	85,770
Kellogg Co.	1,500	96,345
Kraft Foods Group, Inc.	833	46,540
PepsiCo, Inc.	1,000	81,790
Philip Morris Int’l., Inc.	1,000	86,620
Procter & Gamble Co.	1,800	138,582
Wal-Mart Stores, Inc.	1,800	134,082
		739,709
Energy 6.3%
Chevron Corp.	1,000	118,340
EOG Resources, Inc.	1,000	131,680
ExxonMobil Corp.	2,000	180,700

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Marathon Oil Corp.	2,500	$86,450
Noble Energy, Inc.	3,000	180,120
Schlumberger Ltd.	2,500	179,150
Transocean Ltd.	1,000	47,950
Weatherford Int’l. Ltd.*	2,300	31,510
		955,900
Financials 10.7%
ACE Ltd.	1,500	134,220
American Express Co.	2,500	186,900
Bank of America Corp.	5,000	64,300
Bank of New York Mellon Corp.	3,800	106,590
Chubb Corp.	1,500	126,975
Goldman Sachs Group, Inc.	800	121,000
JPMorgan Chase & Co.	2,500	131,975
McGraw-Hill Cos., Inc.	1,500	79,785
MetLife, Inc.	2,000	91,520
Morgan Stanley	2,500	61,075
PNC Financial Services Group, Inc.	1,000	72,920
The Travelers Cos., Inc.	2,000	159,840
US Bancorp	4,300	155,445
Wells Fargo & Co.	3,500	144,445
		1,636,990
Health Care 8.8%
Amgen, Inc.	1,000	98,660
Becton Dickinson & Co.	1,000	98,830
Bristol-Myers Squibb Co.	2,500	111,725
Covidien PLC	2,000	125,680
Eli Lilly & Co.	2,000	98,240
Gilead Sciences, Inc.*	1,400	71,694
Johnson & Johnson	1,500	128,790
Medtronic, Inc.	1,000	51,470
Merck & Co., Inc.	3,500	162,575
Pfizer, Inc.	4,275	119,743
Stryker Corp.	1,000	64,680
UnitedHealth Group, Inc.	1,000	65,480
Zimmer Holdings, Inc.	1,500	112,410
Zoetis, Inc.	1,217	37,593
		1,347,570
Industrials 9.9%
ADT Corp.	830	33,075
Boeing Co.	1,500	153,660
Canadian National Railway Co.	1,800	175,086
Deere & Co.	1,500	121,875
General Dynamics Corp.	1,500	117,495
General Electric Co.	7,500	173,925
Honeywell Int’l., Inc.	2,500	198,350
Northrop Grumman Corp.	1,700	140,760
Tyco Int’l. Ltd.	1,500	49,425
Union Pacific Corp.	700	107,996
United Technologies Corp.	2,500	232,350
		1,503,997
Information Technology 12.8%
Accenture PLC	1,500	107,940
Activision Blizzard, Inc.	5,300	75,578
Apple, Inc.	300	118,824
Broadcom Corp.	3,000	101,280
Check Point Software Technologies Ltd.*	2,000	99,360
Cisco Systems, Inc.	6,000	145,860
EMC Corp.	5,000	118,100
Intel Corp.	3,500	84,770
Int’l. Business Machines Corp.	1,300	248,443
KLA-Tencor Corp.	2,000	111,460
Microsoft Corp.	6,000	207,180
NetApp, Inc.	3,000	113,340
Riverbed Technology, Inc.*	3,000	46,680
Seagate Technology PLC	1,400	62,762
Texas Instruments, Inc.	4,000	139,480
Visa,Inc.	700	127,925
Western Union Co.	2,500	42,775
		1,951,757
Materials 2.3%
El Du Pont de Nemours & Co.	2,500	131,250
Freeport-McMoRan Copper & Gold, Inc.	4,000	110,440
Praxair, Inc.	1,000	115,160
		356,850
Telecommunication Services 2.1%
AT&T, Inc.	2,000	70,800
Rogers Communications, Inc.	2,500	98,000
Verizon Communications, Inc.	3,000	151,020
		319,820
Utilities 0.5%
Entergy Corp.	1,000	69,680
Total Domestic Common Stocks (Cost $5,719,444)		9,661,923

Foreign Stocks & ADR’s 2.1%
Australia 0.6%
BHP Billiton Ltd. ADR	1,500	86,490

Germany 0.9%
SAP AG ADR	2,000	145,660

Mexico 0.6%
America Movil SAB de CV ADR	4,000	87,000
Total Foreign Stocks & ADR’s (Cost $236,015)		319,150

Institutional Money Market Funds 7.2%
State Street Institutional US
Government Money Market Fund (Cost $1,102,783)	1,102,783	1,102,783
Total Investments 98.8% (Cost $ll,155,413)†		15,065,926

Other Assets in Excess of Liabilities 1.2%		189,446

Net Assets 100.0%		$15,255,372

*                 Non-income producing.

†                 Cost for federal income tax purposes is $11,155,413. At June 30, 2013 unrealized appreciation for federal income tax purposes aggregated $3,910,513 of which $4,278,878 related to appreciated securities and $368,365 related to depreciated securities.

ADR  -  American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Bond Fund

(Unaudited)

Fund Profile

at June 30, 2013

Average Effective Duration

Percent of
Duration	Fixed Income Holdings
Less than 1 yr.	7.0%
1 yr. to 2.99 yrs.	4.2%
3 yrs. to 3.99 yrs.	11.1%

Percent of
Duration	Fixed Income Holdings
4 yrs. to 5.99 yrs.	25.2%
6 yrs. to 7.99 yrs.	49.8%
8 yrs. and over	2.7%

Average Effective Duration (for all Fixed Income Holdings) 5.5 years*

Top 10 Holdings**

		Maturity	Percent of
Description	Coupon	Date	Net Assets
FNMA AE0218	4.50%	08/01/40	5.4%
FHLMC J22740	2.50%	03/01/28	4.8%
FHR 3859 JB	5.00%	05/15/41	4.5%
GNMA II 005139	4.00%	08/20/41	4.0%
GNMA II 005175	4.50%	09/20/41	3.7%

		Maturity	Percent of
Description	Coupon	Date	Net Assets
FHLMC C09019	3.00%	12/01/42	3.0%
Penske Truck Leasing Co. LP	2.50%	03/15/16	2.8%
Realty Income Corp.	2.00%	01/31/18	2.7%
Ericsson LM	4.125%	05/15/22	2.7%
Reliance Steel & Aluminum Co.	4.50%	04/15/23	2.1%
Total of Net Assets			35.7%

*The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund’s price due to changes in interest rates.

** “Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities

at June 30, 2013 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 28.7%
U.S. Government Agency Obligations 28.7%
Federal Home Loan Mortgage Corporation 13.8%
Collateralized Mortgage Obligations:
FHR 3859 JB
5%, 05/15/41	2,500 M	$2,765,994
Mortgage-Backed Securities:
15-Year:
FHLMC J22740
2.5%, 03/01/28	2,945 M	2,964,156
30-Year:
FHLMC Q11061
3.5%, 09/01/42	931 M	944,215
FHLMC C09019
3%, 12/01/42	1,926 M	1,880,638
		2,824,853
Total Federal Home Loan Mortgage Corporation		8,555,003

Federal National Mortgage Association 7.1%
Collateralized Mortgage Obligations:
FNR 10-155 PC
4%, 02/25/40	1,000 M	1,066,044
Mortgage-Backed Securities:
30-Year:
FNMA AE0218
4.5%, 08/01/40	3,124 M	3,310,227
Total Federal National Mortgage Association		4,376,271

Government National Mortgage Corporation 7.8%
Mortgage-Backed Securities:
15-Year:
GNMA 679437X
6%, 11/15/22	54 M	55,130
30-Year:
GNMA II 005139
4%, 08/20/41	2,376 M	2,507,213
GNMA II 005175
4.5%, 09/20/41	2,135 M	2,301,581
		4,808,794
Total Government National Mortgage Corporation		4,863,924
Total U.S. Government Obligations (Cost $18,237,904)		17,795,198

Corporate Bonds 63.5%
Basic Industry 10.3%
Allegheny Technologies, Inc.
5.95%, 01/15/21	1,175 M	1,250,148
Ardagh Packaging Finance PLC
7%, ll/15/20(a)	330 M	318,862
Barrick Gold Corp.
4.1%, 05/01/23(a)	395 M	330,646
FMG Resources August 2006 Pty Ltd.
6.875%, 04/01/22(a)	250 M	243,438
Glencore Funding LLC
4.125%, 05/30/23(a)	1,100 M	983,012
Methanex Corp.
3.25%, 12/15/19	1,290 M	1,250,620
Reliance Steel & Aluminum Co.
4.5%, 04/15/23	1,335 M	1,268,542
Weekley Homes LLC
6%, 02/01/23(a)	750 M	740,625
		6,385,893
Capital Goods 3.2%
Advanced Micro Devices, Inc
7.75%, 08/01/20	375 M	366,563
Interface Security Systems Holdings, Inc.
9.25%, 01/15/18(a)	585 M	599,625
Smiths Group PLC
3.625%, 10/12/22(a)	1,100 M	1,027,357
		1,993,545
Consumer Cyclical 5.3%
Chrysler Group LLC
8.25%, 06/15/21	265 M	293,819
Continental Rubber America Corp.
4.5%, 09/15/19(a)	355 M	367,310
Ford Motor Credit Co. LLC
5.875%, 08/02/21	1,150 M	1,255,819
Macy’s Retail Holdings, Inc.
3.875%, 01/15/22	840 M	843,674

The accompanying notes are an integral part of the financial statements.

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
MGM Resorts Int’l.
6.625%, 12/15/21	540 M	$557,550
		3,318,172
Consumer Non-Cyclical 2.2%
Pernod-Ricard SA
4.45%, 01/15/22(a)	1,010 M	1,030,610
Tervita Corp.
8%, 11/15/18(a)	340 M	342,337
		1,372,947
Energy 11.8%
Access Midstream Partners LP
4.875%, 05/15/23	340 M	317,050
FMC Technologies, Inc.
3.45%, 10/01/22	1,000 M	959,805
Halcon Resources Corp.
8.875%, 05/15/21	390 M	380,250
Penn Virginia Resource Partners LP
8.375%, 06/01/20	335 M	355,100
Rex Energy Corp.
8.875%, 12/01/20(a)	825 M	851,813
Rowan Cos, Inc.
4.875%, 06/01/22	1,190 M	1,230,073
Sabine Oil & Gas Finance Corp.
9.75%, 02/15/17	365 M	374,125
Samson Investment Co.
10%, 02/15/20(a)	315 M	333,506
Transocean, Inc.
6.5%, 11/15/20	1,110 M	1,251,281
Weatherford Int’l. Ltd
5.125%, 09/15/20	1,205 M	1,264,914
		7,317,917
Financials 9.8%
Ally Financial, Inc.
5.5%, 02/15/17	345 M	361,932
Bank of America Corp.
5.7%, 01/24/22	910 M	1,011,873
Citigroup, Inc.
4.5%, 01/14/22	960 M	1,001,926
FirstMerit Corp.
4.35%, 02/04/23	960 M	953,782
Goldman Sachs Group, Inc.
5.75%, 01/24/22	915 M	1,010,981
JPMorgan Chase & Co.
4.5%, 01/24/22	960 M	1,007,023
People’s United Financial, Inc.
3.65%, 12/06/22	755 M	710,383
		6,057,900
Insurance 4.7%
American Int’l. Group, Inc.
5.6%, 10/18/16	885 M	987,033
Infinity Property & Casualty Corp.
5%, 09/19/22	1,230 M	1,220,666
XL Group PLC
6.5%, 12/31/49(b)(c)	750 M	735,000
		2,942,699
Media 3.4%
Cequel Communications Holdings I LLC
6.375%, 09/15/20(a)	810 M	828,225
DIRECTV Holdings LLC
3.8%, 03/15/22	1,305 M	1,255,860
		2,084,085
Real Estate 4.2%
Health Care Reality, Inc.
4.95%, 01/15/21	875 M	932,508
Realty Income Corp.
2%, 01/31/18	1,740 M	1,690,243
		2,622,751
Technology 2.6%
Cricket Communications, Inc.
7.75%, 10/15/20	375 M	361,875
First Data Corp.
11.25%, 03/31/16	420 M	412,650
Tech Data Corp.
3.75%, 09/21/17	825 M	838,897
		1,613,422
Telecommunications 2.7%
Ericsson LM
4.125%, 05/15/22	1,685 M	1,650,818

Transportation 2.8%
Penske Truck Leasing Co.
LP 2.5%, 03/15/16(a)	1,690 M	1,720,153

Utilities 0.5%
AES Corp/VA
4.875%, 05/15/23	300 M	280,500
Total Corporate Bonds (Cost $40,589,635)		39,360,802

	Shares
Institutional Money Market Funds 7.5%
State Street Institutional US
Government Money Market Fund (Cost $4,630,247)	4,630,247	4,630,247
Total Investments 99.7% (Cost $63,457,786)†		61,786,247

Other Assets in Excess of Liabilities 0.3%		207,676

Net Assets 100.0%		$61,993,923

†

Cost for federal income tax purposes is $63,457,786. At June 30, 2013 unrealized depreciation for federal income tax purposes aggregated $1,671,539 of which $224,558 related to appreciated securities and $1,896,097 related to depreciated securities.

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the market value of rule 144A securities amounted to $9,717,519 or 15.67% of net assets.

(b)	Step Up/Down.

(c)

XL Group PLC is currently fixed at 6.5%. On April 15th, 2017 it converts to a variable rate that floats on the 15th of January, April, July, and October. The interest rate will equal the 3-month Libor rate plus 2.4575%.

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Common Stock Fund

(Unaudited)

Fund Profile

at June 30, 2013

Top Sectors*

Sector	Percent of Net Assets
Information Technology	17.4%
Financials	16.5%
Health Care	14.5%
Industrials	12.8%
Energy	10.3%

Sector	Percent of Net Assets
Consumer Discretionary	10.0%
Consumer Staples	9.1%
Materials	3.5%
Telecommunication Services	3.0%
Utilities	0.3%

Top 10 Holdings**

Description	Percent of Net Assets
Chevron Corp.	2.3%
United Technologies Corp.	2.2%
Johnson & Johnson	2.0%
PepsiCo, Inc.	2.0%
Honeywell Int’l., Inc.	1.9%

Description	Percent of Net Assets
Procter & Gamble Co.	1.8%
Int’l. Business Machines Corp.	1.8%
ExxonMobil Corp.	1.7%
Time Warner, Inc.	1.7%
American Express Co.	1.5%
Total of Net Assets	18.9%

* “Top Sectors” includes Domestic Common Stocks, Domestic Exchange Traded Funds and Foreign Stocks & ADRs.

** “Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities

at June 30, 2013 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 93.2%
Consumer Discretionary 10.0%
Comcast Corp.	60,000	$2,380,200
Gap, Inc.	60,000	2,503,800
McDonald’s Corp.	15,000	1,485,000
Nike, Inc.	20,000	1,273,600
Nordstrom, Inc.	20,000	1,198,800
Omnicom Group, Inc.	40,000	2,514,800
Staples, Inc.	45,000	713,700
Time Warner Cable, Inc.	15,000	1,687,200
Time Warner, Inc.	60,000	3,469,200
TJX Cos., Inc.	50,000	2,503,000
TRW Automotive Holdings Corp.*	20,000	1,328,800
		21,058,100
Consumer Staples 9.1%
Altria Group, Inc.	25,000	874,750
CVS Caremark Corp.	30,000	1,715,400
Kellogg Co.	25,000	1,605,750
Kraft Foods Group, Inc.	15,000	838,050
Mondelez Int’l. Inc	45,000	1,283,850
PepsiCo, Inc.	50,000	4,089,500
Philip Morris Int’l., Inc.	25,000	2,165,500
Procter & Gamble Co.	50,000	3,849,500
Wal-Mart Stores, Inc.	35,000	2,607,150
		19,029,450

Energy 10.3%
Apache Corp.	17,500	1,467,025
Chevron Corp.	40,000	4,733,600
EOG Resources, Inc.	15,000	1,975,200
ExxonMobil Corp.	40,000	3,614,000
Marathon Oil Corp.	50,000	1,729,000
Marathon Petroleum Corp.	20,000	1,421,200
Noble Energy, Inc.	50,000	3,002,000
Schlumberger Ltd.	30,000	2,149,800
Transocean Ltd.	18,000	863,100
Weatherford Int’l. Ltd.*	50,000	685,000
		21,639,925
Financials 15.7%
ACE Ltd.	23,000	2,058,040
American Express Co.	43,100	3,222,156
Bank of America Corp.	100,000	1,286,000
Bank of New York Mellon Corp.	50,000	1,402,500
Chubb Corp.	25,000	2,116,250
CME Group, Inc.	22,500	1,709,550
Goldman Sachs Group, Inc.	15,000	2,268,750
JPMorgan Chase & Co.	40,000	2,111,600
McGraw Hill Financial, Inc.	40,000	2,127,600
MetLife, Inc.	40,000	1,830,400
Morgan Stanley	62,500	1,526,875
PNC Financial Services Group, Inc.	17,500	1,276,100
The Travelers Cos., Inc.	30,000	2,397,600
Toronto-Dominion Bank	25,000	2,009,250
US Bancorp	75,000	2,711,250
Wells Fargo & Co.	70,000	2,888,900
		32,942,821
Health Care 13.8%
Amgen, Inc.	25,000	2,466,500
Becton Dickinson & Co.	15,600	1,541,748
Bristol-Myers Squibb Co.	65,000	2,904,850
Covidien PLC	25,000	1,571,000
Eli Lilly & Co.	25,000	1,228,000
Forest Laboratories, Inc.*	20,000	820,000
Gilead Sciences, Inc.*	40,000	2,048,400
Johnson & Johnson	50,000	4,293,000
Medtronic, Inc.	25,000	1,286,750
Merck & Co., Inc.	60,000	2,787,000
Pfizer, Inc.	102,056	2,858,589
Stryker Corp.	20,000	1,293,600
UnitedHealth Group, Inc.	15,000	982,200
Zimmer Holdings, Inc.	25,000	1,873,500
Zoetis, Inc.	32,709	1,010,381
		28,965,518
Industrials 12.8%
ADT Corp.	15,000	597,750
Babcock & Wilcox Co.	40,000	1,201,200

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Boeing Co.	20,000	$2,048,800
Canadian National Railway Co.	23,100	2,246,937
Deere & Co.	20,000	1,625,000
General Dynamics Corp.	25,000	1,958,250
General Electric Co.	100,000	2,319,000
Honeywell Int’l., Inc.	50,000	3,967,000
Northrop Grumman Corp.	20,000	1,656,000
Tyco Int’l. Ltd.	30,000	988,500
Union Pacific Corp.	12,000	1,851,360
United Technologies Corp.	50,000	4,647,000
Verisk Analytics, Inc.*	30,000	1,791,000
		26,897,797
Information Technology 15.9%
Accenture PLC	28,000	2,014,880
Activision Blizzard, Inc.	69,900	996,774
Apple, Inc.	3,300	1,307,064
Broadcom Corp.	50,000	1,688,000
Check Point Software Technologies Ltd.*	40,000	1,987,200
Cisco Systems, Inc.	90,000	2,187,900
EMC Corp.	100,000	2,362,000
Intel Corp.	60,000	1,453,200
Int’l. Business Machines Corp.	20,000	3,822,200
KLA-Tencor Corp.	30,000	1,671,900
Microsoft Corp.	85,000	2,935,050
NetApp, Inc.	37,000	1,397,860
Riverbed Technology, Inc.*	73,000	1,135,880
Seagate Technology PLC	30,000	1,344,900
Synopsys, Inc.*	31,000	1,108,250
Texas Instruments, Inc.	85,000	2,963,950
Visa, Inc.	10,000	1,827,500
Western Union Co.	75,000	1,283,250
		33,487,758
Materials 2.8%
El Du Pont de Nemours & Co.	40,000	2,100,000
Freeport-McMoRan Copper & Gold, Inc.	70,000	1,932,700
Praxair, Inc.	15,000	1,727,400
		5,760,100
Telecommunication Services 2.5%
AT&T, Inc.	40,000	1,416,000
Rogers Communications, Inc.	35,000	1,372,000
Verizon Communications, Inc.	50,000	2,517,000
		5,305,000
Utilities 0.3%
Entergy Corp.	10,000	696,800
Total Domestic Common Stocks (Cost $122,319,887)		195,783,269

Domestic Exchange Traded Funds 0.8%
Financials 0.8%
SPDR KBW Regional Banking (Cost $1,057,149)	50,000	1,694,000

Foreign Stocks & ADR’s 3.4%
Australia 0.7%
BHP Billiton Ltd. ADR	25,000	1,441,500

Germany 1.0%
SAP AG ADR	30,000	2,184,900

Mexico 0.5%
America Movil SAB de CV ADR	50,000	1,087,500

Netherlands 0.5%
ASML Holding NV ADR	14,000	1,107,400

Switzerland 0.7%
Novartis AG ADR	20,000	1,414,200
Total Foreign Stocks & ADR’s (Cost $5,535,410)		7,235,500

Institutional Money Market Funds 1.2%
State Street Institutional US Government Money Market Fund (Cost $2,581,394)	2,581,394	2,581,394

	Principal Amount (M=$1,000)
U.S. Government Obligations 1.1%
Federal Home Loan Bank 1.1%
Agency Discount Notes:
0.03%, 07/12/13 (Cost $2,249,979)	2,250 M	2,249,973
Total Investments 99.7% (Cost $133,743,819)†		209,544,136

Other Assets in Excess of Liabilities 0.3%		622,079

Net Assets 100.0%		$210,166,215

*	Non-income producing.

†	Cost for federal income tax purposes is $133,743,819.
At June 30, 2013 unrealized appreciation for federal income tax purposes aggregated $75,800,317 of which $80,403,857 related to appreciated securities and $4,603,540 related to depreciated securities.

ADR	-	American Depositary Receipt
SPDR	-	Standard & Poor’s Depository Receipts

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Mid Cap Fund

(Unaudited)

Fund Profile

at June 30, 2013

Top Sectors*

Sector	Percent of Net Assets
Information Technology	18.6%
Consumer Discretionary	17.8%
Industrials	17.4%
Financials	13.8%

Sector	Percent of Net Assets
Health Care	12.6%
Energy	5.8%
Materials	4.1%
Consumer Staples	3.4%
Utilities	1.3%

Top 10 Holdings**

Description	Percent of Net Assets
Quanta Services, Inc.	2.0%
FLIR Systems, Inc.	1.7%
Genesee & Wyoming, Inc.	1.6%
Altera Corp.	1.6%
BorgWarner, Inc.	1.6%

Description	Percent of Net Assets
Dollar Tree, Inc.	1.6%
Riverbed Technology, Inc.	1.6%
Nuance Communications, Inc.	1.6%
Microchip Technology, Inc.	1.6%
John Wiley & Sons, Inc.	1.6%
Total of Net Assets	16.5%

*“Top Sector” includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**“Top 10 Holdings” excludes any short-term investments and money funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities

at June 30, 2013 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 89.7%
Consumer Discretionary 17.8%
Ascena Retail Group, Inc.*	12,070	$210,621
BorgWarner, Inc.*	3,110	267,926
Darden Restaurants, Inc.	1,870	94,398
Dick’s Sporting Goods, Inc.	4,160	208,250
Dollar Tree, Inc.*	5,250	266,910
Foot Locker, Inc.	4,800	168,624
Hanesbrands, Inc.	3,950	203,109
Jarden Corp.*	4,235	185,281
John Wiley & Sons, Inc.	6,450	258,581
LKQ Corp.*	8,570	220,677
Morningstar, Inc.	1,640	127,231
Penn National Gaming, Inc.*	3,940	208,268
PVH Corp.	1,750	218,838
Texas Roadhouse, Inc.	6,610	165,382
Tractor Supply Co.	1,180	138,780
		2,942,876
Consumer Staples 3.4%
Church &Dwight Co., Inc.	3,340	206,112
Energizer Holdings, Inc.	1,220	122,622
Flowers Foods, Inc.	6,525	143,876
Hain Celestial Group, Inc.*	1,420	92,257
		564,867
Energy 5.8%
Core Laboratories NV	910	138,011
Dril-Quip, Inc.*	1,670	150,784
Oil States Int’l., Inc.*	880	81,523
SM Energy Co.	3,140	188,337
Superior Energy Services, Inc.*	8,386	217,533
Tidewater, Inc.	3,350	190,850
		967,038
Financials 11.8%
Affiliated Managers Group, Inc.*	1,010	165,580
City National Corp.	2,900	183,773
East West Bancorp, Inc.	6,420	176,550
Everest Re Group Ltd.	1,800	230,868
HCC Insurance Holdings, Inc.	4,250	183,218
nvesco Ltd.	6,640	211,152
Raymond James Financial, Inc,	5,100	219,198
Signature Bank*	1,970	163,549
WR Berkley Corp.	5,400	220,644
Zions Bancorporation	6,880	198,694
		1,953,226
Health Care 11.1%
Dentsply Int’l., Inc.	4,500	184,320
Henry Schein, Inc.*	1,820	174,265
Hologic, Inc.*	10,180	196,474
IDEXX Laboratories, Inc.*	2,010	180,458
Illumina, Inc.*	2,360	176,622
MasimoCorp.	7,730	163,876
MEDNAX, Inc.*	2,750	251,845
Resmed, Inc.	3,380	152,539
Tech ne Corp.	2,570	177,536
Varian Medical Systems, Inc*	2,710	182,790
		1,840,725
Industrials 17.4%
Ametek, Inc.	4,165	176,180
B/E Aerospace, Inc.*	2,480	156,439
Cintas Corp.	3,610	164,399
Flowserve Corp.	3,930	212,259
Genesee & Wyoming, Inc.*	3,200	271,488
IHS, Inc.*	2,090	218,154
Jacobs Engineering Group, Inc.*	2,950	162,634
Joy Global, Inc.	3,100	150,443
Quanta Services, Inc.*	12,650	334,719
Regal Beloit Corp.	3,970	257,415
Ritchie Bros Auctioneers, Inc.	9,720	186,818
Roper Industries, Inc.	1,670	207,447
Stericycle, Inc.*	1,478	163,216
Waste Connections, Inc.	5,210	214,339
		2,875,950
Information Technology 17.0%
Altera Corp.	8,160	269,198

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Dolby Laboratories, Inc.	7,130	$238,498
FLIR Systems, Inc.	10,340	278,870
Informatica Corp.*	7,360	257,453
Microchip Technology, Inc.	7,030	261,867
Nuance Communications, Inc.*	14,260	262,099
Open Text Corp.	3,730	255,393
Plantronics, Inc.	5,440	238,925
Riverbed Technology, Inc.*	16,930	263,431
Semtech Corp.*	7,130	249,764
Trimble Navigation Ltd.*	9,090	236,431
		2,811,929
Materials 4.1%
Airgas, Inc.	1,210	115,507
AptarGroup, Inc.	3,100	171,151
Rockwood Holdings, Inc.	2,700	172,881
Steel Dynamics, Inc.	14,550	216,940
		676,479
Utilities 1.3%
ITC Holdings Corp.	2,470	225,511
Total Domestic Common Stocks (Cost $11,008,193)		14,858,601

Foreign Stocks & ADR’s 3.1%
Israel 1.6%
NICE Systems Ltd. ADR	6,870	253,434

United Kingdom 1.5%
Shire Ltd. ADR	2,660	252,993
Total Foreign Stocks & ADR’s (Cost $373,078)		506,427

Real Estate Investment Trusts 2.0%
Financials 2.0%
Digital Realty Trust, Inc.(a)	1,700	103,700
Home Properties, Inc.(a)	3,500	228,795
Total Real Estate Investment Trusts (Cost $285,028)		332,495

Institutional Money Market Funds 1.7%
State Street Institutional US
Government Money Market Fund (Cost $277,126)	277,126	277,126

	Principal
	Amount
	(M=$1,000)
U.S. Government Obligations 3.6%
Federal Home Loan Bank 3.6%
Agency Discount Notes:
0.035%, 07/08/13 (Cost $599,996)	600 M	599,994
Total Investments 100.1% (Cost $12,543,421)†		16,574,643

Excess of Liabilities Over Other Assets(0.1)%		(13,962)

Net Assets 100.0%		$16,560,681

*	Non-income producing.
†

Cost for federal income tax purpose is $12,543,421.  At June 30,2013 unrealized appreciation for federal income tax purposes aggregated $4,031,222 of which $4,249,574 related to appreciated securities and $218,352 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR	-	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Small Company Fund

(Unaudited)

Fund Profile

at June 30, 2013

Top Sectors*

Sector	Percent of Net Assets
Information Technology	20.4%
Consumer Discretionary	16.5%
Financials	15.5%
Industrials	15.5%

Sector	Percent of Net Assets
Health Care	9.1%
Energy	6.8%
Materials	5.2%
Consumer Staples	3.5%
Utilities	1.7%

Top 10 Holdings**

Description	Percent of Net Assets
Hub Group Inc.	1.6%
John Wiley & Sons, Inc.	1.6%
Open Text Corp.	1.5%
j2 Global, Inc.	1.5%
Semtech Corp.	1.5%

Description	Percent of Net Assets
NICE Systems Ltd.	1.5%
Plantronics, Inc.	1.5%
Progress Software Corp.	1.5%
Regal Beloit Corp.	1.5%
Iconix Brand Group, Inc.	1.5%
Total of Net Assets	15.2%

*“Top Sector” includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**“Top 10 Holdings” excludes any short-term investments and money funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities

at June 30, 2013 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 89.0%
Consumer Discretionary 16.5%
Ascena Retail Group, Inc.*	42,450	$740,752
Buffalo Wild Wings, Inc.*	5,970	586,015
Dana Holding Corp.	31,200	600,912
Express, Inc.*	28,220	591,773
Hillenbrand, Inc.	7,900	187,309
Iconix Brand Group, Inc.*	28,850	848,479
John Wiley & Sons, Inc.	22,510	902,426
Men’s Wearhouse, Inc.	18,980	718,393
Monro Muffler Brake, Inc.	11,050	530,953
Morningstar, Inc.	6,570	509,701
Penn National Gaming, Inc.*	13,580	717,839
Steven Madden Ltd.*	16,040	776,015
Texas Roadhouse, Inc.	33,760	844,675
Vitamin Shoppe, Inc.*	8,280	371,275
Wolverine World Wide, Inc.	13,200	720,852
		9,647,369
Consumer Staples 3.5%
Casey’s General Stores, Inc.	13,700	824,192
Flowers Foods, Inc.	23,115	509,686
Hain Celestial Group, Inc.*	10,900	708,173
		2,042,051
Energy 6.8%
Comstock Resources, Inc.	33,060	520,034
Dril-Quip, Inc.*	8,730	788,231
Oasis Petroleum, Inc.*	13,910	540,682
Oil States Int’l., Inc.*	4,100	379,824
Stone Energy Corp.*	14,492	319,259
Superior Energy Services, Inc.*	27,180	705,049
Tidewater, Inc.	13,150	749,155
		4,002,234
Financials 11.8%
City National Corp.	10,100	640,037
East West Bancorp, Inc.	24,850	683,375
Evercore Partners, Inc.	18,600	730,608
HCC Insurance Holdings, Inc.	15,100	650,961
MarketAxess Holdings, Inc.	12,790	597,933
Portfolio Recovery Associates, Inc.*	4,800	737,424
ProAssurance Corp.	12,800	667,648
Prosperity Bancshares, Inc.	14,600	756,134
Stifel Financial Corp.*	21,400	763,338
SVB Financial Group*	8,470	705,720
		6,933,178
Health Care 9.1%
Haemonetics Corp.*	16,380	677,313
ICON PLC*	17,670	626,048
Magellan Health Services, Inc.*	10,840	607,907
Masimo Corp.	27,250	577,700
Myriad Genetics, Inc.*	17,110	459,746
NuVasive, Inc.*	27,170	673,544
Sirona Dental Systems, Inc.*	7,660	504,641
Techne Corp.	9,470	654,188
West Pharmaceutical Services, Inc.	7,420	521,329
		5,302,416
Industrials 15.5%
Actuant Corp.	17,400	573,678
CIarcor, Inc.	13,700	715,277
Esterline Technologies Corp.*	10,950	791,576
Genesee & Wyoming, Inc.*	9,870	837,371
Healthcare Services Group, Inc.	25,580	627,222
Hub Group Inc.*	26,050	948,741
II-VI, Inc.*	28,490	463,247
Middleby Corp.*	2,800	476,252
Regal Beloit Corp.	13,210	856,536
Ritchie Bros Auctioneers, Inc.	34,170	656,747
Toro Co.	14,310	649,817
Wabtec Corp.	12,720	679,630
Waste Connections, Inc.	19,880	817,863
		9,093,957

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Information Technology 18.9%
Diodes, Inc.*	26,070	$677,038
Hittite Microwave Corp.*	10,550	611,900
j2 Global, Inc.	20,760	882,508
Jack Henry & Associates, Inc.	10,340	487,324
Micros Systems, Inc.*	13,130	566,559
NeuStar, Inc.*	11,850	576,858
Open Text Corp.	13,070	894,903
OSI Systems, Inc.*	8,830	568,829
Plantronics, Inc.	19,760	867,859
Power lntegrations, Inc.	11,310	458,734
Progress Software Corp.*	37,570	864,486
Qlik Technologies, Inc.*	18,690	528,366
QLogic Corp.*	54,180	517,961
Riverbed Technology, Inc.*	38,390	597,348
Rofin-Sinar Technologies, Inc.*	16,600	414,004
Sapient Corp.*	53,330	696,490
Semtech Corp.*	25,110	879,603
		11,090,770
Materials 5.2%
AptarGroup, Inc.	11,000	607,310
Greif, Inc.	8,400	442,428
Rockwood Holdings, Inc.	9,250	592,278
Sensient Technologies Corp.	16,330	660,875
Steel Dynamics, Inc.	48,620	724,924
		3,027,815
Utilities 1.7%
Atmos Energy Corp.	11,830	485,740
ITC Holdings Corp.	5,450	497,585
		983,325
Total Domestic Common Stocks (Cost $37,372,450)		52,123,115

Foreign Stocks & ADR’s 1.5%
Israel 1.5%
NICE Systems Ltd. ADR (Cost $663,630)	23,800	877,982

Real Estate Investment Trusts 3.7%
Financials 3.7%
BioMed Realty Trust, Inc.(a)	33,910	685,999
Corporate Office
Properties Trust(a)	26,480	675,240
Home Properties, Inc.(a)	12,310	804,705
Total Real Estate Investment Trusts (Cost $1,849,184)		2,165,944

Institutional Money Market Funds 5.9%
State Street Institutional US
Government Money Market Fund (Cost $3,469,923)	3,469,923	3,469,923
Total Investments 100.1% (Cost $43,355,187)†		$58,636,964

Excess of Liabilities Over Other Assets (0.1)%		(35,268)

Net Assets 100.0%		$58,601,696

*	Non - income producing.

†

Cost for federal income tax purpose is $43,355,187. At June 30,2013 unrealized appreciation for federal income tax purposes aggregated $15,281,777 of which $15,691,647 related to appreciated securities and $409,870 related to depreciated securities,

(a)	Return of capital paid during the fiscal period.

ADR  -  American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

at June 30, 2013 (Unaudited)

	SVP Balanced Fund	SVP Bond Fund	SVP Common Stock Fund
Assets
Investments at value	$15,065,926	$61,786,247	$209,544,136
Cash collateral with futures commission merchant	—	151,447	—
Receivable for securities sold	294,935	—	1,892,307
Receivable for fund shares sold	—	27,761	7,098
Receivable for interest	12,776	618,722	—
Receivable for dividends	16,607	—	293,532
Receivable for dividend tax reclaims	617	—	27,487
Total Assets	15,390,861	62,584,177	211,764,560

Liabilities
Payable for securities purchased	117,393	460,079	1,291,327
Payable for fund shares repurchased	3,510	92,175	168,486
Accrued expenses	6,402	12,135	34,342
Management fee payable	6,925	20,692	86,741
Fund service fee payable	1,259	5,173	17,449
Total Liabilities	135,489	590,254	1,598,345
Net Assets	$15,255,372	$61,993,923	$210,166,215
Shares Outstanding	1,154,802	6,327,606	12,095,398
Net Asset Value and Maximum Offering Price Per Share	$13.21	$9.80	$17.38

Net Assets Represent
Shares of beneficial interest at par value	$1,155	$6,328	$12,095
Paid-in capital	10,645,346	62,306,577	124,355,280
Accumulated undistributed net investment income (loss)	100,957	837,252	1,602,561
Accumulated undistributed net realized gain (loss) on investments, futures contracts and foreign exchange	597,439	515,305	8,396,483
Unrealized appreciation (depreciation) of investments and foreign exchange	3,910,475	(1,671,539)	75,799,796
Net Assets	$15,255,372	$61,993,923	$210,166,215
Investments at Cost	$11,155,413	$63,457,786	$133,743,819

Amount designated as “-” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

	SVP Mid Cap Fund	SVP Small Company Fund
Assets
Investments at value	$16,574,643	$58,636,964
Receivable for securities sold	—	116,057
Receivable for fund shares sold	4,312	3,959
Receivable for dividends	6,585	45,076
Total Assets	16,585,540	58,802,056

Liabilities
Payable for securities purchased	—	60,799
Payable for fund shares repurchased	9,544	94,640
Accrued expenses	7,104	15,961
Management fee payable	6,843	24,133
Fund service fee payable	1,368	4,827
Total Liabilities	24,859	200,360
Net Assets	$16,560,681	$58,601,696
Shares Outstanding	1,167,370	3,566,209
Net Asset Value and Maximum Offering Price Per Share	$14.19	$16.43

Net Assets Represent
Shares of beneficial interest at par value	$1,167	$3,566
Paid-in capital	11,393,308	38,562,698
Accumulated undistributed net investment income (loss)	9,074	22,926
Accumulated undistributed net realized gain (loss) on investments	1,125,910	4,730,729
Unrealized appreciation (depreciation) of investments	4,031,222	15,281,777
Net Assets	$16,560,681	$58,601,696
Investments at Cost	$12,543,421	$43,355,187

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the fiscal six months ended June 30, 2013 (Unaudited)

	SVP Balanced Fund		SVP Bond Fund	SVP Common Stock Fund
Investment Income
Dividends	$122,790	*	$—	$2,368,398	*
Interest	43,905		1,050,289	537
Total Income	166,695		1,050,289	2,368,935

Expenses
Management advisory fee	41,420		130,428	519,212
Transfer agent fees	2,750		2,750	2,600
Custodian fees	3,100		6,850	5,800
Accounting and administration services	7,531		32,607	104,361
Auditing fees	2,600		8,500	25,000
Legal fees	1,600		6,250	24,000
Printing fees	3,600		12,500	31,000
Trustees’ and Chief Compliance Officer’s fees and expenses	1,600		7,750	22,500
Other	1,537		5,402	18,810
Total Expenses	65,738		213,037	753,283
Net Investment Income (Loss)	100,957		837,252	1,615,652

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions or Translations
Net realized gain (loss) from:
Investments	565,571		617,098	5,882,443
Futures contracts	—		(73,553)	—
Foreign currency transactions	10		—	28
Net realized gain (loss)	565,581		543,545	5,882,471
Net change in unrealized appreciation (depreciation) during the period:
Investments	609,679		(3,327,166)	20,901,913
Foreign currency translations	(27)		—	(367)
Net change in unrealized appreciation (depreciation)	609,652		(3,327,166)	20,901,546
Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions or Translations	1,175,233		(2,783,621)	26,784,017
Net Increase (Decrease) in Net Assets from Operations	$1,276,190		$(1,946,369)	$28,399,669

*Net of foreign tax withholding of $900 in the SVP Balanced Fund and $27,215 in the SVP Common Stock Fund.

Amounts designated as “-” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

	SVP Mid Cap Fund		SVP Small Company Fund
Investment Income
Dividends	$78,596	*	$256,562	*
Interest	119		346
Total Income	78,715		256,908

Expenses
Management advisory fee	40,888		144,379
Transfer agent fees	2,925		2,950
Custodian fees	4,750		10,900
Accounting and administration services	8,178		28,876
Auditing fees	4,250		10,500
Legal fees	2,000		7,000
Printing fees	3,000		16,700
Trustees’ and Chief Compliance Officer’s fees and expenses	1,850		6,500
Other	1,800		6,177
Total Expenses	69,641		233,982
Net Investment Income (Loss)	9,074		22,926

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from investments	1,548,785		4,716,030
Net change in unrealized appreciation (depreciation) during the period from investments	448,105		3,957,351
Net Realized and Unrealized Gain (Loss) on Investments	1,996,890		8,673,381
Net Increase (Decrease) in Net Assets from Operations	$2,005,964		$8,696,307

*Net of foreign tax withholding of $594 in the SVP Mid Cap Fund and $2,379 in the SVP Small Company Fund.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	SVP		SVP		SVP
	Balanced		Bond		Common Stock
	Fund		Fund		Fund
	For the Fiscal Six Months Ended 06/30/13 (Unaudited)	Year Ended 12/31/12	For the Fiscal Six Months Ended 06/30/13 (Unaudited)	Year Ended 12/31/12	For the Fiscal Six Months Ended 06/30/13 (Unaudited)	Year Ended 12/31/12
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$100,957	$233,159	$837,252	$1,441,400	$1,615,652	$3,497,153
Net realized gain (loss) on sales of investments, futures contracts and foreign currency transactions	565,581	917,618	543,545	2,483,321	5,882,471	8,347,262
Net change in unrealized appreciation (depreciation)	609,652	526,521	(3,327,166)	549,455	20,901,546	16,710,873
Net increase (decrease) in net assets from operations	1,276,190	1,677,298	(1,946,369)	4,474,176	28,399,669	28,555,288

Distributions to Shareholders
From net investment income	—	(294,321)	—	(2,000,576)	—	(3,505,139)
From net realized gain on investments and foreign currency transactions	—	(859,949)	—	(1,930,932)	—	(3,953,060)
Return of capital	—	—	—	(16,977)	—	—
Total distributions to shareholders	—	(1,154,270)	—	(3,948,485)	—	(7,458,199)

From Share Transactions (see note 5)
Net proceeds from sales of shares	961,578	2,794,781	1,482,943	4,139,844	2,906,284	5,174,141
Net asset value of shares in reinvestment of dividends and distributions	—	1,154,270	—	3,948,485	—	7,458,199
	961,578	3,949,051	1,482,943	8,088,329	2,906,284	12,632,340
Less: Payments for shares reacquired	(1,415,836)	(4,964,385)	(5,855,267)	(11,432,237)	(18,389,609)	(33,247,303)
Increase (decrease) in net assets from capital share transactions	(454,258)	(1,015,334)	(4,372,324)	(3,343,908)	(15,483,325)	(20,614,963)
Total Increase (Decrease) in Net Assets for period	821,932	(492,306)	(6,318,693)	(2,818,217)	12,916,344	482,126
Net Assets: Beginning of period	14,433,440	14,925,746	68,312,616	71,130,833	197,249,871	196,767,745
Net Assets: End of period	$15,255,372	$14,433,440	$61,993,923	$68,312,616	$210,166,215	$197,249,871
Undistributed Net Investment Income (Loss) at End of Period	$100,957	$—	$837,252	$—	$1,602,561	$(13,091)

Amounts designated as “-” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

	SVP		SVP
	Mid Cap		Small Company
	Fund		Fund
	For the Fiscal Six Months Ended 06/30/13 (Unaudited)	Year Ended 12/31/12	For the Fiscal Six Months Ended 06/30/13 (Unaudited)	Year Ended 12/31/12
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$9,074	$33,906	$22,926	$260,610
Net realized gain (loss) on sales of investments	1,548,785	1,377,878	4,716,030	6,911,706
Net change in unrealized appreciation (depreciation)	448,105	473,389	3,957,351	(1,080,100)
Net increase (decrease) in net assets from operations	2,005,964	1,885,173	8,696,307	6,092,216

Distributions to Shareholders
From net investment income	—	(35,555)	—	(260,596)
From net realized gain on investments	—	—	—	(7,075,460)
Total distributions to shareholders	—	(35,555)	—	(7,336,056)

From Share Transactions (see note 5)
Net proceeds from sales of shares	691,387	1,274,918	1,089,249	2,310,498
Net asset value of shares in reinvestment of dividends and distributions	—	35,555	—	7,336,056
	691,387	1,310,473	1,089,249	9,646,554
Less: Payments for shares reacquired	(1,518,277)	(3,912,806)	(5,688,920)	(10,567,547)
Increase (decrease) in net assets from capital share transactions	(826,890)	(2,602,333)	(4,599,671)	(920,993)
Total Increase (Decrease) in Net Assets for period	1,179,074	(752,715)	4,096,636	(2,164,833)
Net Assets: Beginning of period	15,381,607	16,134,322	54,505,060	56,669,893
Net Assets: End of period	$16,560,681	$15,381,607	$58,601,696	$54,505,060
Undistributed Net Investment Income (Loss) at End of Period	$9,074	$—	$22,926	$—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected per share data and ratios. Selected data for a share of beneficial interest outstanding throughout each fiscal period.

			Income from Investment Operations			Less Distributions
				Net gains or
		Net asset	Net	losses on		Dividends	Distributions
	Fiscal year	value,	investment	securities (both	Total from	(from net	(from			Net asset
SVP	(period	beginning	income	realized and	investment	investment	realized	Return of	Total	value, end
Fund	ended)	of period	(loss)^	unrealized)^	operations	income)	gains)	capital	distributions	of period
Balanced
	12/31/08	$12.50	$0.28	$(3.28)	$(3.00)	$0.26	$0.11	—	$0.37	$9.13
	12/31/09	9.13	0.20	1.76	1.96	0.27	—	—	0.27	10.82
	12/31/10	10.82	0.18	1.14	1.32	0.19	—	—	0.19	11.95
	12/31/11	11.95	0.21	0.28	0.49	0.30	0.32	—	0.62	11.82
	12/31/12	11.82	0.19	1.16	1.35	0.27	0.77	—	1.04	12.13
	06/30/13(U)	12.13	0.09	0.99	1.08	—	—	—	—	13.21
Bond
	12/31/08	9.99	0.50	(0.16)	0.34	0.41	—	—	0.41	9.92
	12/31/09	9.92	0.49	0.61	1.10	0.54	0.50	—	1.04	9.98
	12/31/10	9.98	0.33	0.40	0.73	0.39	0.53	—	0.92	9.79
	12/31/11	9.79	0.29	0.40	0.69	0.35	—	0.07	0.42	10.06
	12/31/12	10.06	0.22	0.44	0.66	0.31	0.31	—	0.62	10.10
	06/30/13(U)	10.10	0.13	(0.43)	(0.30)	—	—	—	—	9.80
Common Stock
	12/31/08	14.32	0.20	(4.93)	(4.73)	0.14	0.01	—	0.15	9.44
	12/31/09	9.44	0.15	2.47	2.62	0.16	—	—	0.16	11.90
	12/31/10	11.90	0.16	1.72	1.88	0.17	—	—	0.17	13.61
	12/31/11	13.61	0.20	0.09	0.29	0.22	—	—	0.22	13.68
	12/31/12	13.68	0.26	1.80	2.06	0.28	0.31	—	0.59	15.15
	06/30/13(U)	15.15	0.13	2.10	2.23	—	—	—	—	17.38
Mid Cap
	12/31/08	12.42	(0.02)	(5.70)	(5.72)	—	—	—	—	6.70
	12/31/09	6.70	0.01	2.04	2.05	0.01	—	—	0.01	8.74
	12/31/10	8.74	—	2.06	2.06	0.01	—	—	0.01	10.79
	12/31/11	10.79	—	0.39	0.39	—	—	—	—	11.18
	12/31/12	11.18	0.03	1.35	1.38	0.03	—	—	0.03	12.53
	06/30/13(U)	12.53	0.01	1.65	1.66	—	—	—	—	14.19
Small
	12/31/08	13.98	0.02	(4.54)	(4.52)	—	0.16	—	0.16	9.30
	12/31/09	9.30	0.02	2.51	2.53	0.05	—	—	0.05	11.78
	12/31/10	11.78	—	2.80	2.80	0.01	—	—	0.01	14.57
	12/31/11	14.57	(0.01)	0.45	0.44	—	0.37	—	0.37	14.64
	12/31/12	14.64	0.07	1.58	1.65	0.08	2.08	—	2.16	14.13
	06/30/13(U)	14.13	0.01	2.29	2.30	—	—	—	—	16.43

Amounts designated as “-” are either zero or represent less than $0.005 or $(0.005).

The accompanying notes are an integral part of the financial statements.

Ratios/Supplemental Data

SVP Fund	Total return (%)*		Net assets at end of period (000 omitted)	Ratio of expenses to average net assets (%)		Ratio of expenses to average net assets before custodian fee credits (%)**		Ratio of expenses to average net assets before contractual and voluntary expense reimbursements (%)***		Ratio of net investment income (loss) to average net assets (%)		Ratio of net investment income (loss) to average net assets before contractual and voluntary expense reimbursements (%)***		Portfolio turnover rate (%)
Balanced
	(23.95)		$13,480	0.83		0.85		0.85		2.44		2.44		59
	21.47		16,380	0.86		0.86		0.86		2.03		2.03		90
	12.19		18,739	0.85		0.85		0.85		1.62		1.62		197
	4.05		14,926	0.83		0.83		0.83		1.70		1.70		159
	11.44		14,433	0.83		0.83		0.83		1.46		1.46		175
	8.90	++	15,255	0.87	+	0.87	+	0.87	+	1.34	+	1.34	+	164	++
Bond
	3.40		59,680	0.65		0.66		0.66		4.91		4.91		289
	11.08		64,687	0.64		0.64		0.64		4.57		4.57		241
	7.33		65,967	0.63		0.63		0.63		3.17		3.17		607
	7.04		71,131	0.63		0.63		0.63		2.89		2.89		539
	6.53		68,313	0.63		0.63		0.63		2.07		2.07		499
	(2.97	)++	61,994	0.65	+	0.65	+	0.65	+	2.57	+	2.57	+	202	++
Common Stock
	(33.04)		147,356	0.57		0.57		0.57		1.61		1.61		6
	27.75		202,688	0.71		0.71		0.71		1.45		1.45		10
	15.80		215,237	0.70		0.70		0.70		1.32		1.32		9
	2.10		196,768	0.69		0.69		0.69		1.47		1.47		5
	15.10		197,250	0.70		0.70		0.70		1.73		1.73		0	#
	14.72	++	210,166	0.72	+	0.72	+	0.72	+	1.55	+	1.55	+	4	++
Mid Cap
	(46.05)		13,502	0.76		0.78		0.78		(0.18)		(0.18)		119
	30.60		15,504	0.84		0.84		0.84		0.13		0.13		51
	23.51		17,558	0.81		0.81		0.81		0.05		0.05		32
	3.62		16,134	0.83		0.83		0.83		(0.03)		(0.03)		45
	12.34		15,382	0.84		0.84		0.84		0.21		0.21		26
	13.25	++	16,561	0.85	+	0.85	+	0.85	+	0.11	+	0.11	+	25	++
Small
	(32.29)		49,604	0.63		0.64		0.64		0.19		0.19		42
	27.15		60,992	0.76		0.76		0.76		0.23		0.23		41
	23.74		66,616	0.75		0.75		0.75		0.04		0.04		30
	3.02		56,670	0.75		0.75		0.75		(0.09)		(0.09)		30
	11.44		54,505	0.75		0.75		0.75		0.46		0.46		48
	16.28	++	58,602	0.81	+	0.81	+	0.81	+	0.08	+	0.08	+	30	++

^	Calculated based upon average shares outstanding.
*

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by your insurance company, the issuer of variable annuity and life insurance contracts for which the funds serve as underlying investment vehicles. Total returns would have been lower in applicable years where the Funds’ investment advisor had not waived a portion of its fee.

**	The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian.
***	Expense reductions are comprised of the contractual expense reimbursements as described in Note (3), if applicable.
(U) Unaudited.
#	Represents less than 0.5%.
+	Annualized.
++	Not annualized.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

(1)   Organization:

The Sentinel Variable Products Trust (the “Trust”) is an open-end investment company, registered under the Investment Company Act of 1940 as amended, which continuously offers its shares to separate accounts of insurance companies to serve as investment vehicles for variable life insurance policies and annuity contracts. The Trust consists of five separate and distinct funds: Sentinel Variable Products Balanced Fund, Sentinel Variable Products Bond Fund, Sentinel Variable Products Common Stock Fund, Sentinel Variable Products Mid Cap Fund and Sentinel Variable Products Small Company Fund, all of which are diversified. The five funds of the Trust are referred to hereinafter collectively as the “Funds”, and individually as a “Fund.”

(2)   Significant Accounting Policies:

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make certain estimates and assumptions at the date of the financial statements that affect the reported amounts and disclosures on the financial statements. Actual results could differ from the estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

A.  Security Valuation:

Equity securities that are traded on a national or foreign securities exchange and over-the-counter (“OTC”) securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. OTC securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Investments in exchange traded derivatives are valued at the settlement price determined by the relevant exchange. Investments in non-exchange traded derivatives are valued on the basis of prices supplied by an independent pricing service, if available, or quotes obtained from brokers and dealers. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ Board of Trustees (the “Board”). The Board has delegated this responsibility to the Sentinel Valuation Committee (the “Valuation Committee”), established by Sentinel Asset Management, Inc. (“SAMI”), a subsidiary of NLV Financial Corporation, and subject to its review and supervision.

The Funds may use one or more independent pricing services, as approved by the Board. Such independent pricing services shall provide their daily evaluations directly to the Funds’ custodian bank and fund accounting service provider, State Street Bank and Trust Company (“SSB”). Sentinel Administrative Services, Inc. (“SASI”), the Funds’ administrator and a subsidiary of SAMI, shall have an oversight role over the daily accounting process. Portfolio securities for which market quotations are readily available shall be valued at current market value; other securities and assets shall be valued at fair value as determined in good faith by SAMI, which may act through its Valuation Committee, subject to the overall oversight of the Board or its Audit Committee.

The Valuation Committee, SSB and SASI perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings to review underlying methodologies, policies and procedures with respect to valuations, 2) daily monitoring of significant events that may impact markets and valuations, 3) daily comparisons of security valuations versus prior day valuations for all securities with additional follow-up procedures implemented for those that exceed established thresholds, and 4) daily reviews of stale valuations and manually priced securities which may be subjected to additional procedures at the discretion of the Valuation Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored by SAMI for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics.

B.  Fair Value Measurement:

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-4 to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011. Management has evaluated the implications of these changes on the financial statements and included disclosures, where applicable, to address the following concerns:

(1)         Information about transfers between Level 1 and Level 2 of the fair value hierarchy.

(2)         Information about the sensitivity of a fair value measurement categorized within Level 3 of the fair value hierarchy to changes in unobservable inputs and any interrelationships between those unobservable inputs.

(3)    The categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position, but for which the fair value of such items is required to be disclosed.

In accordance with GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions

Notes to Financial Statements

market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

•             Level 1 — Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts, domestic Exchange Traded Funds, Standard & Poor’s Depository Receipts and exchange traded derivatives that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.

•             Level 2 — Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, foreign Exchange Traded Funds, forward foreign currency contracts, non-exchange traded derivatives and OTC securities not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RIC’s) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.

•             Level 3 — Significant unobservable inputs (including non-binding broker quotes or the Valuation Committee’s own assumptions in determining the fair value of investments).

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided would be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments would be classified as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Trust believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. There have been no significant changes in valuation techniques during the fiscal year, but the Valuation Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of June 30, 2013 were as follows:

SVP Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities:
Balanced:
Collateralized Mortgage Obligations	$—	$2,442,623	$—	$2,442,623
Domestic Common Stocks	9,661,923	—	—	9,661,923
Foreign Stocks & ADR’s	319,150	—	—	319,150
Institutional Money Market Funds	—	1,102,783	—	1,102,783
Mortgage-Backed Securities	—	1,539,447	—	1,539,447
Totals	$9,981,073	$5,084,853	$—	$15,065,926

Bond:
Collateralized Mortgage Obligations	$—	$3,832,038	$—	$3,832,038
Corporate Bonds	—	39,360,802	—	39,360,802
Institutional Money Market Funds	—	4,630,247	—	4,630,247
Mortgage-Backed Securities	—	13,963,160	—	13,963,160
Totals	$—	$61,786,247	$—	$61,786,247

Common Stock:
Agency Discount Notes	$—	$2,249,973	$—	$2,249,973
Domestic Common Stocks	195,783,269	—	—	195,783,269
Domestic Exchange Traded Funds	1,694,000	—	—	1,694,000
Institutional Money Market Funds	—	2,581,394	—	2,581,394

Notes to Financial Statements

SVP Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Foreign Stocks & ADR’s	7,235,500	—	—	7,235,500
Totals	$204,712,769	$4,831,367	$—	$209,544,136

Mid Cap:
Agency Discount Notes	$—	$599,994	$—	$599,994
Domestic Common Stocks	14,858,601	—	—	14,858,601
Foreign Stocks & ADR’s	506,427	—	—	506,427
Institutional Money Market Funds	—	277,126	—	277,126
Real Estate Investment Trusts	332,495	—	—	332,495
Totals	$15,697,523	$877,120	$—	$16,574,643

Small Company:
Domestic Common Stocks	$52,123,115	$—	$—	$52,123,115
Foreign Stocks & ADR’s	877,982	—	—	877,982
Institutional Money Market Funds	—	3,469,923	—	3,469,923
Real Estate Investment Trusts	2,165,944	—	—	2,165,944
Totals	$55,167,041	$3,469,923	$—	$58,636,964

Liabilities:
None.

Please refer to each Fund’s Schedule of Investments for more detailed information on specific securities, including industry classifications.

There was no reportable Fair Value Level 3 activity for the fiscal six months ended June 30, 2013.

There were no reportable transfers between Level 1, Level 2 and Level 3 investments for the fiscal six months ended June 30, 2013.

C. Securities Transactions and Investment Income:

For purposes of the Funds’ financial statements, securities transactions are accounted for on trade date. For purposes of calculating the net asset values (NAVs), securities transactions are accounted for on the next business day following trade date (trade date plus one). Under certain circumstances, exceptions are made so that purchases and sales are booked on trade date. These exceptions include:

(1)   when trades occur on a day that happens to coincide with the last business day of a calendar month; or

(2)   on occasion, if SASI believes significant price movements are deemed large enough to impact the calculation of the net asset value per share.

Interest income is recorded on the accrual basis, which includes the amortization of bond premiums on fixed-income securities. Dividend income is recorded on the ex-dividend date when verified by two independent sources and adjusted daily for foreign tax withholding, reclaims and currency fluctuations, when applicable. The cost of securities sold is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income. Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) and master limited partnerships often include a “return of capital” which is recorded by the Funds as a reduction of the cost basis of the securities held.

D. Dividends and Distributions:

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for gains and losses on mortgage-backed securities payment receipts, real estate investment trust return of capital distributions, net operating losses and dividends paid. No estimated reclassifications were made to reflect these differences as of June 30, 2013.

E. Repurchase Agreements:

Each Fund, to a limited extent, may enter into repurchase agreements as a means of making short-term investments, of seven days or less, and in aggregate amounts of not more than 25% of the net assets of a Fund. Each Fund, through its custodian, takes possession of the securities collateralizing repurchase agreements. The Funds’ policies require that all repurchase agreements used by the Funds will provide that the value of the collateral underlying the repurchase agreement always be at least equal to 102% of the repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. There were no repurchase agreements outstanding at June 30, 2013.

F. Federal Income Taxes:

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Fund will not be subject to federal and state income taxes to the extent that all of its income is distributed. The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned based on management’s understanding of applicable local tax law.

Notes to Financial Statements

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds’ financial statements. As of June 30, 2013, the Funds did not have any unrecognized tax benefits.

G. Dollar Rolls:

The SVP Balanced Fund and SVP Bond Fund may enter into dollar rolls in which the Funds sell securities for delivery in the current month, and simultaneously contract to repurchase similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Funds forego principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. Realized gains and losses on sales, if applicable, are recorded on trade date plus one or trade date. There were no dollar roll transactions during the fiscal six months ended June 30, 2013.

H. Foreign Currency Translations:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates on the following basis:

(1)         market value of investment securities, assets and liabilities at the closing daily rate of exchange; and

(2)         purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that due to changes in market prices of such securities for purposes of the Funds’ financial statements. However, pursuant to United States federal income tax regulations, gains and losses from certain foreign currency transactions are treated as ordinary income for federal income tax purposes.

I. Forward Foreign Currency Contracts:

SVP Balanced Fund, SVP Bond Fund, SVP Common Stock Fund, SVP Mid Cap Fund and SVP Sentinel Small Company Fund may enter into forward foreign exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward contracts are valued at the forward rate and are marked-to-market daily. The daily change in the market value is recorded as an unrealized gain or loss. The Funds realize a gain or loss when the forward contract is closed on delivery of the currency. Risks may arise with respect to entering into forward contracts from potential inability of counterparties to meet the terms of the forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. A Fund’s risk of loss from forward currency contracts may exceed the related amounts reflected on the Statement of Assets and Liabilities. No forward foreign currency contracts were entered into during the fiscal six months ended June 30, 2013.

J. Futures Contracts:

SVP Balanced Fund and SVP Bond Fund may enter into futures contracts. When a Fund purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When a Fund sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. Any open contract would be recorded as variation margin receivable or payable on the statement of assets and liabilities to the extent such variation margin has not been received or paid and unrealized gain or loss on the statement of operations. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. This amount is included in net realized gain or loss on futures contracts in the statement of operations. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when a Fund wishes to close out a particular position.

When a Fund purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts tends to increase a Fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position tends to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, tends to offset both positive and negative market price changes, much as if the underlying instrument has been sold. During the fiscal six months ended June 30, 2013, the SVP Bond sold varying combinations of futures contracts in U.S. Treasury 5-Year Notes, U.S. Treasury 10-Year Notes and U.S. Treasury 30-Year Bonds to manage duration by hedging interest rate risk.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when a Fund buys or sells a futures contract it is required to deposit “initial margin” with its custodian in a segregated account in the name of its futures broker, known as a futures commission merchant (“FCM”). Initial margin deposits are typically equal to a small percentage of the contract’s value. If the value of either party’s position declines, that party is required to make additional “variation margin” payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. A Fund may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for a Fund to close out its futures positions. Until it closes out a futures position, a Fund is obligated to continue to pay variation margin. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the Fund. Futures contracts involve, to varying degrees, off-balance sheet risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

At June 30, 2013, none of the Funds had open futures contracts.

The amounts of realized and unrealized gains and losses on futures contracts recognized in each Fund’s earnings during the fiscal six months ended June 30, 2013 along with the related location on the accompanying Statement of Operations presented by primary underlying risk exposure are summarized as follows:

SVP Fund	Purpose and Primary Underlying Risk Exposure	Location of Realized and Unrealized Gain (Loss) on the Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Bond	Hedge interest rate risk.	Futures contracts	$(73,553)	$—

Notes to Financial Statements

During the fiscal six months ended June 30, 2013, the average monthly notional value of futures contracts for the months held was as follows:

SVP Fund	Average Monthly Notional Value
Bond	$0	*

*There were no open contracts as of measurable month end reporting periods.

K. Other:

Direct expenses of a Fund are charged to that Fund while common expenses of the Trust are allocated proportionately based upon the Funds’ respective average net assets or number of shareholder accounts. Earnings credits are received from SSB on cash balances and are reflected in the statement of operations as an expense offset. There were no expense offsets for the fiscal six months ended June 30, 2013.

(3) Management Advisory Fees and Related Party Transactions:

Pursuant to two Investment Advisory Agreements (“Advisory Agreements”), SAMI manages each Fund’s investments and business operations under the overall supervision of the Trust’s Board of Trustees. SAMI is affiliated with National Life Insurance Company (“NLIC”), which issues variable insurance and annuity products through which the Trust is offered, because NLIC is also a subsidiary of NLV Financial Corporation. SAMI has the responsibility for making all investment decisions for the Funds. As compensation for services rendered under its advisory agreement, each Fund pays to SAMI a monthly fee determined as follows:

a)         With respect to SVP Balanced Fund: 0.55% per annum on the average daily net assets of the Fund.

b)         With respect to SVP Bond Fund: 0.40% per annum on the average daily net assets of the Fund.

c)          With respect to the SVP Common Stock, SVP Mid Cap and SVP Small Company Funds: 0.50% per annum on the first $200 million of average daily net assets of each Fund; 0.45% per annum on the next $300 million of such assets of each Fund; and 0.40% per annum on such assets of each Fund in excess of $500 million.

Sentinel Financial Services Company (“SFSC”), a subsidiary of SAMI, acts as the principal underwriter of shares of the Funds. SFSC receives no compensation from the Trust for acting as principal underwriter.

Each Trustee who is not an affiliate of SAMI receives an annual fee from the Trust of $14,000 plus $2,500 for each regular meeting attended and $1,250 for any special meeting attended. Fees paid to Trustees are generally distributed quarterly on a pro rata basis. This compensation totaled $12,000 each for Mr. McMeekin and Ms. Pope and $6,000 each for Mr. Ricker and Mr. Nobles for the fiscal six months ended June 30, 2013. Mr. Ricker retired from the Board following the February 7, 2013 meeting and Mr. Noble was added to the Board following a vote of shareholders on May 13, 2013.

The Funds’ Chief Compliance Officer also serves as Chief Compliance Officer of Sentinel Group Funds, Inc. (“SGF”), a series investment company also advised by SAMI, SAMI itself, and the separate accounts of NLIC which fund its variable life insurance and annuity products. Pursuant to an amended and restated agreement as of November 26, 2007, the Funds and SGF pay 50% of the costs incurred by these Chief Compliance Officer functions, including the salary and benefits of the Funds’ Chief Compliance Officer and his administrative assistant, and the other costs incurred by the Chief Compliance Officer. The Funds and SGF allocate their 50% share of these costs in proportion to net assets. Out-of-pocket costs which can be specifically allocated to a particular entity are so allocated.

Trustees’ and Chief Compliance Officer’s fees and expenses for the fiscal six months ended June 30, 2013 were $40,200.

Pursuant to the Fund Services Agreement with SASI, the Trust receives certain transfer agency, fund accounting and administration services. For these services, the Fund Services Agreement provides for the Trust to pay to SASI a fixed fee totaling $20,000 per year for transfer agency services and a fee of 0.10% of average daily net assets of the Funds for fund accounting and administration services. For the fiscal six months ended June 30, 2013 this fee totaled $191,552.

As of June 30, 2013, policyholders of variable insurance and annuity products offered by NLIC held ownership in the Funds as follows:

SVP Fund	Approximate % Ownership
Balanced	85.62%
Bond	33.52%
Common Stock	24.16%
Mid Cap	85.22%
Small Company	57.40%

The shares of the Trust may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts. At June 30, 2013, the Trust was offered as an investment option by three other insurance companies and accordingly a decision by any insurance company to withdraw its participation may have a negative impact on the Trust.

Notes to Financial Statements

(4) Investment Transactions:

Purchases and sales (excluding short-term obligations) for the fiscal six months ended June 30, 2013 were as follows:

SVP Fund	Purchases of Other than U.S. Government Direct and Agency Obligations	Purchases of U.S. Government Direct and Agency Obligations	Sales of Other than U.S. Government Direct and Agency Obligations	Sales of U.S. Government Direct and Agency Obligations
Balanced	$183,503	$23,418,896	$1,524,783	$23,462,791
Bond	41,395,217	83,608,503	30,784,515	97,517,742
Common Stock	7,914,891	—	23,150,408	—
Mid Cap	3,875,754	—	4,803,026	—
Small Company	16,557,521	—	21,155,890	—

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by a Fund after December 31, 2011, may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, pre-enactment net capital losses incurred by a Fund were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Pre-enactment losses may be more likely to expire unused since the Act prescribes that post-enactment losses must be utilized first.

At December 31, 2012, the Trust had tax basis capital losses which may be used to offset future capital gains as follows:

SVP Fund	Capital Loss Carry Forward	Expiring on 12/31
Mid Cap	$344,237	2017

During the fiscal year ended December 31, 2012, the Funds utilized capital losses as follows:

SVP Fund	Capital Losses Utilized
Common Stock	$1,681,555
Mid Cap	1,370,141

It is unlikely that a capital gains distribution will be paid until net gains have been realized in excess of such capital loss carry forwards or the carry forwards expire.

Net capital losses incurred after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the period from November 1, 2012 to December 31, 2012, the Funds elected to defer until the first business day of 2013 for U.S. Federal income tax purposes net capital losses as stated below:

SVP Fund	Short-Term Capital Losses Deferred	Long-Term Capital Losses Deferred
Balanced	$265	$—
Bond	4,735	3,092
Small Company	75,759	—

Net ordinary losses incurred after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the period from January 1, 2012 through December 31, 2012, the Funds elected to defer until the first business day of the next taxable year for U.S. Federal Income tax purposes net ordinary losses as stated below:

SVP Fund	Ordinary Losses Deferred
Common Stock	$151

Notes to Financial Statements

(5) Shares of Beneficial Interest Transactions:

There are an unlimited number of authorized shares for each Fund in the Trust. Each share has a par value of $0.001. Transactions in shares for the fiscal six months ended June 30, 2013 and the fiscal year ended December 31, 2012 were as follows:

SVP Fund	Shares sold	Shares issued in reinvestment of dividends and distributions	Shares reacquired	Net increase (decrease) in shares outstanding
Fiscal Six Months Ended June 30, 2013 (Unaudited)
Balanced	74,084	—	108,943	(34,859)
Bond	147,616	—	581,123	(433,507)
Common Stock	174,735	—	1,096,816	(922,081)
Mid Cap	50,260	—	110,217	(59,957)
Small Company	70,415	—	362,703	(292,288)
Fiscal Year Ended December 31, 2012
Balanced	218,955	94,920	387,097	(73,222)
Bond	397,171	390,552	1,100,187	(312,464)
Common Stock	345,873	493,892	2,210,856	(1,371,091)
Mid Cap	106,153	2,858	324,845	(215,834)
Small Company	147,276	519,945	678,517	(11,296)

From time to time the Funds may have a concentration of several policyholders, insurance companies or insurance products holding a significant percentage of shares outstanding. Investment activities of these parties could have a material impact on the Funds. The latest Statement of Additional Information has more details about the Fund’s shareholders that own beneficially 5% or more of the voting stock of any Fund and is available, without charge, upon request by calling (800) 537-7003.

(6) Indemnifications:

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(7) Subsequent Events:

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

Proxy Voting Results (Unaudited)

A special meeting of shareholders of the Sentinel Variable Products Trust Funds was held on May 13, 2013 for the purpose of electing four individuals to serve on the Board of Trustees of the Trust, each to serve until his successor has been duly elected and qualified or until his retirement, resignation, death or removal.

Trustee Candidate	Shares Voted For	Shares Voted Against	Percentage of Outstanding Shares Voted
Mehran Assadi	24,164,097	1,113,579	99.55%
William D. McMeekin	24,501,726	775,950	99.55%
Michael W. Nobles	24,507,926	769,750	99.55%
Nancy F. Pope	24,436,098	841,578	99.55%

Actual and Hypothetical Expenses for Comparison Purposes

(Unaudited)

Example

When you allocate to one or more of the Sentinel Variable Products Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of allocating to the Funds and to compare these costs with the ongoing costs of allocating to other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 01/01/13 through 06/30/13.

Actual Expenses

The first line of each Fund entry in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid from 01/01/13 through 06/30/13 to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Fund entry in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of the share class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of allocating to a specific Sentinel Variable Products Trust Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below do not include fees and expenses charged or incurred by the separate accounts of insurance companies which purchases shares of the Funds to serve as investment vehicles under variable life insurance policies or variable annuity contracts issued by them. If such expenses were included, the overall expenses shown in the table below would be higher and the ending account values would be lower.

SVP Fund	Total Return Description	Total Return Percentage	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Annualized Expense Ratio	Expenses Paid from 01/01/13 through 06/30/13*
Balanced	Actual	8.90%	$1,000.00	$1,089.04	0.87%	$4.51
	Hypothetical
	(5% per year
	before expenses)	2.05%	1,000.00	1,020.48	0.87%	4.36

Bond	Actual	-2.97%	1,000.00	970.30	0.65%	3.18
	Hypothetical
	(5% per year
	before expenses)	2.16%	1,000.00	1,021.57	0.65%	3.26

Common Stock	Actual	14.72%	1,000.00	1,147.19	0.72%	3.83
	Hypothetical
	(5% per year
	before expenses)	2.12%	1,000.00	1,021.22	0.72%	3.61

Mid Cap	Actual	13.25%	1,000.00	1,132.48	0.85%	4.49
	Hypothetical
	(5% per year
	before expenses)	2.06%	1,000.00	1,020.58	0.85%	4.26

Small Company	Actual	16.28%	1,000.00	1,162.77	0.81%	4.34
	Hypothetical
	(5% per year
	before expenses)	2.08%	1,000.00	1,020.78	0.81%	4.06

*Expenses are equal to the annualized expense ratio for the Fund, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Trustees

There are four Trustees of Sentinel Variable Products Trust. The Trustees are responsible for oversight of the five Funds currently comprising Sentinel Variable Products Trust. Information about the three independent Trustees is set forth below. Information concerning the one affiliated Trustee is set forth under “Officers” on the next page. The Statement of Additional Information has additional information about the Fund’s Trustees and is available, without charge, upon request by calling (800) 537-7003.

Name, Address, Age	Position and Length of Time Served	Principal Occupation(s) During Past Five Years	Public Directorships
William D. McMeekin (68) National Life Drive Montpelier, VT 05604	Trustee, since 2000; Audit Committee Chair, since 2013

TD Banknorth, N.A. (formerly Banknorth Vermont) — Former Executive Vice President, Commercial Services — from 2005 to 2007; Senior Vice President & Senior Lending Officer, from 2001 to 2005; The Howard Bank — Community President, from 2000 to 2001

None
Michael W. Nobles (43) National Life Drive Montpelier, VT 05604	Trustee, since 2013

Union Mutual of Vermont Companies — Chief Operating Officer and Treasurer, since 2013; Senior Vice President, Chief Financial Officer and Treasurer, from 2011 to 2013; Vice President of Finance & Treasurer, from 2006 to 2011

None
Nancy F. Pope (59) National Life Drive Montpelier, VT 05604	Trustee, since 2007

Northfield Savings Bank — Director (Chair), since 2013; Director, from 1995 to 2013; Spaulding High School Union District — Director, from 2008 to 2011; Governor’s Institute of Vermont — Trustee, from 2007 to 2008; Barre Town School District — Director (Chair), from 1995 to 2004; Aldrich Public Library — Trustee (Chair), since 2002 and from 1993 to 2000

None

Officers

Information relating to the one Trustee who is an officer and “interested person” of the Funds as defined in the Investment Company Act of 1940, as amended, and to the other officers of the Funds is set forth below.

Name, Address, Age	Position and Length of Time Served*	Principal Occupation(s) During Past Five Years	Public Directorships
Mehran Assadi (54)** National Life Drive Montpelier, VT 05604	Chair and Trustee, since 2009

National Life Holding Company (a mutual insurance company) and National Life Insurance Company (“National Life”) — President and Chief Executive Officer, since 2009; President — Life and Annuity, from 2005 to 2009; Interim Chief Information Officer, from 2003 to 2005; NLV Financial Corporation - President and Chief Executive Officer, since 2009; Executive Vice President, from 2008 to 2009

N/A
Thomas H. Brownell (53) National Life Drive Montpelier, VT 05604	President, since 2013

National Life — Executive Vice President and Chief Investment Officer, since 2013; Senior Vice President and Chief Investment Officer, from 2005 to 2013; Sentinel Asset Management, Inc. (“Advisor”) — President and Chief Executive Officer, since 2013; Sentinel Group Funds, Inc. (“Sentinel Funds”) — President and Chief Executive Officer, since 2013

N/A
Thomas P. Malone (57) National Life Drive Montpelier, VT 05604	Vice President & Treasurer, since 2000

Sentinel Administrative Services, Inc. (“SASI”) — Vice President, since 2006; Sentinel Funds — Vice President and Treasurer, since 1997; Sentinel Administrative Services Company (“SASC”) — Vice President, from 1998 to 2006

N/A
John K. Landy (53) National Life Drive Montpelier, VT 05604	Vice President, since 2004	SASI — Senior Vice President, since 2006; Sentinel Funds — Vice President, since 2003; SASC— Senior Vice President, from 2004 to 2006; Vice President, from 1997 to 2004	N/A
Scott G. Wheeler (48) National Life Drive Montpelier, VT 05604	Assistant Vice President & Assistant Treasurer, since 2004

SASI — Vice President, since 2007; Assistant Vice President, from 2006 to 2007; Sentinel Funds— Assistant Vice President and Assistant Treasurer, since 1998; SASC— Assistant Vice President, from 1998 to 2006

N/A
Lisa F. Muller (46) National Life Drive Montpelier, VT 05604	Secretary, since 2008

National Life — Counsel, since 2008; Sentinel Funds — Secretary, since 2008; State of Vermont, Department of Banking and Insurance — Assistant General Counsel, from 2006 to 2008; Davis, Polk and Wardwell — Associate, from 2005 to 2006 and from 1999 to 2002; U.S. District Court N.D. Illinois — Law Clerk, from 2002 to 2004

N/A
Lindsay E. Staples (31) National Life Drive Montpelier, VT 05604	Assistant Secretary, since 2010 and from 2007 to 2009

National Life — Senior Securities Paralegal, since 2010; Sentinel Funds — Assistant Secretary, since 2010 and from 2007 to 2009; National Life — Senior Compliance Associate, from 2009 to 2010; National Life — Securities Paralegal, from 2007 to 2009; Holman Immigration — Paralegal, from 2006 to 2007; Wilmer Cutler Pickering Hale and Dorr — Paralegal, from 2004 to 2006

N/A
D. Russell Morgan (57) National Life Drive Montpelier, VT 05604	Chief Compliance Officer, since 2004; Secretary, from 2000 to 2005

Advisor; National Variable Annuity Account II; National Variable Life Insurance Account — Chief Compliance Officer, since 2004; Sentinel Funds — Chief Compliance Officer, since 2004; Secretary, from 1988 to 2005; National Life — Assistant General Counsel, from 2001 to 2005; Equity Services, Inc. — Counsel, from 1986 to 2005; Advisor, SASC, Sentinel Financial Services Company — Counsel, from 1993 to 2005

N/A

*   Each officer is elected by, and serves at the pleasure of, the Board of the Funds.

** Mr. Assadi is an “interested person” of the Funds because he is the President and Chief Executive Officer of the Advisor’s parent company.

Investment Advisor

Sentinel Asset Management, Inc.

Principal Underwriter

Sentinel Financial Services Company

Counsel

Sidley Austin LLP

Custodian

State Street Bank & Trust Company — Kansas City

Transfer Agent, Shareholder Servicing Agent and Administrator

Sentinel Administrative Services, Inc.

Portfolio Proxy Voting Guidelines and Voting Record

Sentinel Variable Products Funds portfolio proxy voting guidelines, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th, are available without charge online at www.nationallifegroup.com under “Customer Support”, then “Funds and Prospectus”, and at www.sec.gov, or by calling (800) 537-7003.

Availability of Quarterly Schedule of Investments

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (Call 1800-SEC-0330 for more information.)

Page intentionally left blank.

            One National Life Drive, Montpelier, VT 05604

A Standard of Stewardship

Stewardship is a serious responsibility that can be measured and proven over time.

That’s why we are committed to quality, consistency and sustainable results, counted in years rather than days, weeks or months.

Since its inception on January 12, 1934, Sentinel’s Common Stock Fund has demonstrated a prudent, consistent approach to investing which has become the hallmark of our firm.

Learn more about Sentinel from your financial advisor or contact us:

800.282.FUND

www.sentinelinvestments.com

@sentinelinvest

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

This annual report is authorized for distribution to prospective investors only when preceded by an effective Prospectus.

Consider a fund’s objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information and is available from your financial advisor or www.sentinelinvestments.com. Please read it carefully before you invest.

Sentinel Investments is the unifying brand name for Sentinel Financial Services Company, Sentinel Asset Management, Inc., and Sentinel Administrative Services, Inc.

Sentinel Variable Products Funds are distributed by Sentinel Financial Services Company, One National Life Drive, Montpelier, VT 05604, 800-282-FUND, www.sentinelinvestments.com. 47953 9346(0713)

ITEM 2. CODE OF ETHICS

Not applicable to this semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to this semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to this semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) Not applicable.

(b) Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

The complete schedule of investments is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.  CONTROLS AND PROCEDURES

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant’s most recently completed second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as an exhibit.

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Variable Products Trust

By:	/s/ Thomas H. Brownell
Thomas H. Brownell
President

Date: September 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas H. Brownell
Thomas H. Brownell
President

Date: September 5, 2013

By:	/s/ Thomas P. Malone
Thomas P. Malone,
Vice President & Treasurer

Date: September 5, 2013